CONVERTIBLE NOTES (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Sinaf S.A. [Member] | September 2013 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 150,000	$ 150,000
Sinaf S.A. [Member] | Notes 2012 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 200,000	$ 200,000
Class of Warrant or Right, Outstanding	266,667	266,667
Joseph C. McNay [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 25,000	$ 25,000
Joseph C. McNay [Member] | March 2013 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	50,000	50,000
Joseph C. McNay [Member] | July 2013 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	50,000	50,000
Joseph C. McNay [Member] | September 2013 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	100,000	100,000
Joseph C. McNay [Member] | Notes 2012 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 50,000	$ 50,000
Class of Warrant or Right, Outstanding	66,667	66,667
Allan L. Goldstein [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 10,000	$ 10,000
Allan L. Goldstein [Member] | March 2013 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	25,000	25,000
Allan L. Goldstein [Member] | July 2013 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	10,000	10,000
Allan L. Goldstein [Member] | September 2013 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	11,000	11,000
Allan L. Goldstein [Member] | Notes 2012 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 35,000	$ 35,000
Class of Warrant or Right, Outstanding	46,666	46,666
J.J. Finkelstein [Member] | July 2013 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 5,000	$ 5,000
J.J. Finkelstein [Member] | Notes 2012 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 15,000	$ 15,000
Class of Warrant or Right, Outstanding	20,000	20,000
L. Thompson Bowles [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 5,000	$ 5,000
L. Thompson Bowles [Member] | July 2013 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	5,000	5,000
L. Thompson Bowles [Member] | September 2013 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	5,000	5,000
R. Don Elsey [Member] | September 2013 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 5,000	$ 5,000